Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Key management personnel of entity or parent [member]
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses	₪ 1,326	$ 384	₪ 2,107	₪ 634
General and administrative expenses	2,560	741	2,254	2,014
Total	3,886	1,125	4,361	2,648
Related parties [member]
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses			913	2,661
General and administrative expenses	1,304	377	3,517	2,507
Total	₪ 1,304	$ 377	₪ 4,430	₪ 5,168